EMPLOYEE BENEFITS - Other retirement and termination benefits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Retirement and termination benefits
EMPLOYEE BENEFITS
Total obligation	R$ 56,901	R$ 32,863